Segment information	12 Months Ended
Jun. 30, 2024
Segment information

6. Segment information

IFRS 8 requires an entity to report financial and descriptive information about its reportable segments, which are operating segments or aggregations of operating segments that meet specified criteria. Operating segments are components of an entity about which separate financial information is available that is evaluated regularly by the CODM. According to IFRS 8, the CODM represents a function whereby strategic decisions are made and resources are assigned. The CODM function is carried out by the President of the Group, Mr. Eduardo S. Elsztain.

Segment information is reported from the perspective of products and services, considering separately the various activities being developed, which represent reporting operating segments given the nature of its products, services, operations and risks.

Below is the segment information which was prepared as follows:

•	The Group operates in the following segments:

o	The “Shopping Malls” segment includes results principally comprised of lease and service revenues related to rental of commercial space and other spaces in the shopping malls of the Group.
o	The “Offices” segment includes the operating results from lease revenues of offices and other service revenues related to the office activities.
o

The “Sales and Developments” segment includes the operating results of the development, maintenance and sales of undeveloped parcels of land and/or trading properties. Real estate sales results and other rental spaces are also included.

o	The "Hotels" segment includes the operating results mainly comprised of room, catering and restaurant revenues.
o

The “Others” segment includes the entertainment activities through La Arena S.A., La Rural S.A. and Centro de Convenciones Buenos Aires (concession), We Are Appa investments in associates such as GCDI and the financial activities carried out through BHSA / BACS, as well as other investments in associates.

The CODM periodically reviews the operating results and certain asset categories and assesses performance of operating segments based on a measure of profit or loss of the segment composed by the operating income plus the share of profit / (loss) of joint ventures and associates. The valuation criteria used in preparing this information are consistent with IFRS Accounting Standards used for the preparation of the Consolidated Financial Statements, except for the following:

•

Operating results from joint ventures are evaluated by the CODM applying proportional consolidation method. Under this method the profit/loss generated and assets are reported in the Statement of Income line-by-line based on the percentage held in joint ventures rather than in a single item as required by IFRS. Management believes that the proportional consolidation method provides more useful information to understand the business return. On the other hand, the investment in the joint venture La Rural S.A. is accounted for under the equity method since this method is considered to provide more accurate information in this case.

•

Operating results from Shopping Malls and Offices segments do not include the amounts pertaining to building administration expenses and collective promotion funds (“CPF”) as well as total recovered costs, whether by way of expenses or other concepts included under financial results (for example default interest and other concepts). The CODM examines the net amount from these items (total surplus or deficit between building administration expenses and CPF and recoverable expenses).

The assets’ categories examined by the CODM are: investment properties, property, plant and equipment, trading properties, inventories, right to receive future units under barter agreements, investment in associates and goodwill. The sum of these assets, classified by business segment, is reported under “assets by segment”. Assets are allocated to each segment based on the operations and/or their physical location.

Most revenue from its operating segments is derived from, and their assets are located in, Argentina, except for some share of profit / (loss) of associates included in the “Others” segment located in the USA.

Revenues for each reporting segment derive from a large and diverse client base and, therefore, there is no revenue concentration in any particular segment.

Below is a summary of the Group’s lines of business and a reconciliation between the results from operations as per segment information and the results from operations as per the Consolidated Statement of Income and Other Comprehensive Income for the years ended June 30, 2024, 2023 and 2022:

	06.30.2024
	Total	Joint ventures (1)	Expenses and collective promotion funds	Elimination of inter-segment transactions and non-reportable assets / liabilities (2)	Total as per statement of income / statement of financial position
Revenues	270,550	(1,453)	59,449	-	328,546
Costs	(48,766)	161	(60,636)	-	(109,241)
Gross profit / (loss)	221,784	(1,292)	(1,187)	-	219,305
Net loss from fair value adjustment of investment properties	(350,955)	364	-	-	(350,591)
General and administrative expenses	(51,179)	173	-	(26)	(51,032)
Selling expenses	(17,491)	133	-	-	(17,358)
Other operating results, net	(5,192)	(21)	419	26	(4,768)
(Loss) / profit from operations	(203,033)	(643)	(768)	-	(204,444)
Share of profit of associates and joint ventures	33,760	277	-	-	34,037
Segment (loss) / profit	(169,273)	(366)	(768)	-	(170,407)
Reportable assets	1,945,139	431	-	296,195	2,241,765
Reportable liabilities (i)	-	-	-	(1,089,328)	(1,089,328)
Net reportable assets	1,945,139	431	-	(793,133)	1,152,437
	06.30.2023
	Total	Joint ventures (1)	Expenses and collective promotion funds	Elimination of inter-segment transactions and non-reportable assets / liabilities (2)	Total as per statement of income / statement of financial position
Revenues	268,627	(1,687)	64,781	-	331,721
Costs	(49,231)	736	(65,950)	-	(114,445)
Gross profit / (loss)	219,396	(951)	(1,169)	-	217,276
Net loss from fair value adjustment of investment properties	(190,149)	7,559	-	-	(182,590)
General and administrative expenses	(72,215)	250	-	193	(71,772)
Selling expenses	(16,860)	101	-	-	(16,759)
Other operating results, net	(27,061)	(93)	614	(193)	(26,733)
Loss from operations	(86,889)	6,866	(555)	-	(80,578)
Share of profit / (loss) of associates and joint ventures	14,449	(4,709)	-	-	9,740
Segment loss	(72,440)	2,157	(555)	-	(70,838)
Reportable assets	2,359,221	(13,329)	-	297,957	2,643,849
Reportable liabilities (i)	-	-	-	(1,205,005)	(1,205,005)
Net reportable assets	2,359,221	(13,329)	-	(907,048)	1,438,844

	06.30.2022
	Total	Joint ventures (1)	Expenses and collective promotion funds	Elimination of inter-segment transactions and non-reportable assets / liabilities (2)	Total as per statement of income / statement of financial position
Revenues	204,987	(1,860)	53,853	-	256,980
Costs	(42,714)	729	(55,055)	-	(97,040)
Gross profit / (loss)	162,273	(1,131)	(1,202)	-	159,940
Net gain / (loss) from fair value adjustment of investment properties	98,741	10,588	-	-	109,329
General and administrative expenses	(42,666)	214	-	184	(42,268)
Selling expenses	(17,958)	43	-	-	(17,915)
Other operating results, net	225	-	447	(184)	488
Profit / (loss) from operations	200,615	9,714	(755)	-	209,574
Share of profit / (loss) of associates and joint ventures	3,732	(6,572)	-	-	(2,840)
Segment profit / (loss)	204,347	3,142	(755)	-	206,734
Reportable assets	2,609,775	(15,530)	-	391,614	2,985,859
Reportable liabilities (i)	-	-	-	(1,626,434)	(1,626,434)
Net reportable assets	2,609,775	(15,530)	-	(1,234,820)	1,359,425

(1)	Represents the equity value of joint ventures that were proportionately consolidated for information by segment purposes.

(2)

Includes deferred income tax assets, income tax, trade and other receivables, investment in financial assets, cash and cash equivalents and intangible assets except for rights to receive future units under barter agreements, net of investments in associates with negative equity which are included in provisions in the amount of ARS 15, ARS 4 and ARS 63, as of June 30, 2024, 2023 and 2022, respectively.

(i)	The CODM centers the review on reportable assets.

Below is a summarized analysis of the lines of Group business for the fiscal years ended June 30, 2024, 2023 and 2022:

	06.30.2024
	Shopping Malls	Offices	Sales and developments	Hotels	Others (i)	Total
Revenues	179,650	16,243	9,246	61,569	3,842	270,550
Costs	(10,714)	(1,182)	(5,344)	(28,814)	(2,712)	(48,766)
Gross profit	168,936	15,061	3,902	32,755	1,130	221,784
Net loss from fair value adjustment of investment properties	(14,936)	(69,585)	(266,145)	-	(289)	(350,955)
General and administrative expenses	(21,608)	(1,788)	(8,810)	(9,342)	(9,631)	(51,179)
Selling expenses	(9,007)	(180)	(3,236)	(4,205)	(863)	(17,491)
Other operating results, net	(2,840)	(63)	(1,983)	(1,131)	825	(5,192)
Profit / (loss) from operations	120,545	(56,555)	(276,272)	18,077	(8,828)	(203,033)
Share of profit of associates and joint ventures	-	-	-	-	33,760	33,760
Segment profit / (loss)	120,545	(56,555)	(276,272)	18,077	24,932	(169,273)

Investment properties and trading properties	690,300	303,571	730,885	-	2,261	1,727,017
Investment in associates and joint ventures	-	-	-	-	124,373	124,373
Other operating assets	2,450	324	54,177	31,673	5,125	93,749
Reportable assets	692,750	303,895	785,062	31,673	131,759	1,945,139

(i)	Includes the result for the investment in GCDI and BHSA for ARS (5,444) and ARS 29,251 respectively, in the line “Share of profit of associates and joint ventures”.

From all the revenues corresponding to the segments, ARS 263,826 originated in Argentina, and ARS 6,724 in other countries, principally in Uruguay for ARS 6,651 and USA for ARS 73. No external client represents 10% or more of revenue of any of the reportable segments. From all of the assets corresponding to the segments, ARS 1,934,648 are located in Argentina and ARS 10,491 in other countries, principally in the USA for ARS 1,754 and Uruguay for ARS 8,669.

	06.30.2023
	Shopping Malls	Offices	Sales and developments	Hotels	Others (i)	Total
Revenues	176,246	17,031	16,280	55,596	3,474	268,627
Costs	(11,937)	(1,408)	(4,952)	(28,162)	(2,772)	(49,231)
Gross profit	164,309	15,623	11,328	27,434	702	219,396
Net loss from fair value adjustment of investment properties	(41,496)	(16,890)	(131,343)	-	(420)	(190,149)
General and administrative expenses	(24,826)	(2,768)	(9,511)	(12,168)	(22,942)	(72,215)
Selling expenses	(8,055)	(383)	(4,172)	(3,819)	(431)	(16,860)
Other operating results, net	(2,173)	(256)	(3,284)	(531)	(20,817)	(27,061)
Profit / (loss) from operations	87,759	(4,674)	(136,982)	10,916	(43,908)	(86,889)
Share of profit of associates and joint ventures	-	-	-	-	14,449	14,449
Segment profit / (loss)	87,759	(4,674)	(136,982)	10,916	(29,459)	(72,440)

Investment properties and trading properties	694,077	447,627	1,039,618	-	2,986	2,184,308
Investment in associates and joint ventures	-	-	-	-	106,622	106,622
Other operating assets	2,459	398	27,341	32,632	5,461	68,291
Reportable assets	696,536	448,025	1,066,959	32,632	115,069	2,359,221

(ii)	Includes the result for the investment in GCDI and BHSA for ARS 512 and ARS 11,454 respectively, in the line “Share of profit of associates and joint ventures”.

From all the revenues included in the segments ARS 259,200 originated in Argentina and ARS 9,427 in other countries, principally in Uruguay for ARS 9,346 and USA for ARS 81. No external client represents 10% or more of revenue of any of the reportable segments. From all of the assets included in the segments, ARS 2,345,137 are located in Argentina and ARS 14,084 in other countries, principally in the USA for ARS 1,961 and Uruguay for ARS 12,051.

	06.30.2022
	Shopping Malls	Offices	Sales and developments	Hotels	Others (i)	Total
Revenues	138,836	24,357	5,975	34,441	1,378	204,987
Costs	(11,974)	(2,347)	(4,653)	(19,671)	(4,069)	(42,714)
Gross profit / (loss)	126,862	22,010	1,322	14,770	(2,691)	162,273
Net gain / (loss) from fair value adjustment of investment properties	4,429	(43,179)	137,010	-	481	98,741
General and administrative expenses	(22,923)	(2,731)	(8,474)	(5,847)	(2,691)	(42,666)
Selling expenses	(6,784)	(625)	(7,385)	(2,723)	(441)	(17,958)
Other operating results, net	(1,137)	(184)	(384)	(473)	2,403	225
Profit / (loss) from operations	100,447	(24,709)	122,089	5,727	(2,939)	200,615
Share of profit of associates and joint ventures	-	-	-	-	3,732	3,732
Segment profit / (loss)	100,447	(24,709)	122,089	5,727	793	204,347

Investment properties and trading properties	735,027	546,221	1,141,435	-	3,443	2,426,126
Investment in associates and joint ventures	-	-	-	-	92,733	92,733
Other operating assets	2,394	20,320	23,900	33,505	10,797	90,916
Reportable assets	737,421	566,541	1,165,335	33,505	106,973	2,609,775

(iii)	Includes the result for the investment in GCDI and BHSA for ARS (5,710) and ARS 6,992 respectively, in the line “Share of profit of associates and joint ventures”.

From all the revenues corresponding included in the segments ARS 204,872 are originated in Argentina and ARS 115 are originated in the USA. No external client represents 10% or more of revenue of any of the reportable segments. From all of the assets included in the segments, ARS 2,594,267 are located in Argentina and ARS 15,508 in other countries, principally in the USA for ARS 2,370 and Uruguay for ARS 13,056.